Administrative and Offering Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Administrative and Offering Expenses
7.	Administrative and Offering Expenses

The Fund reimburses the General Partner for actual monthly administrative expenses paid to various third-party service providers, including the General Partner, up to 1/12th of 0.95% of the Fund’s month-end net asset value, payable in arrears. Actual administrative expenses may vary; however, such administrative expenses will not exceed 0.95% of the Fund’s month-end net asset value per annum. The administrative expenses include legal, accounting, clerical and other back office related expenses related to the administration of the Fund and all other associated costs incurred by the Fund. For the three months ended March 31, 2012 and 2011, actual administrative expenses were $214,128 and $242,277, respectively. Such amounts are presented as administrative expenses in the statements of operations.

During the three months ended March 31, 2012 and 2011, the General Partner absorbed administrative expenses in excess of the 0.95% limitation of $56,264 and $105,794, respectively. Such amounts are included in administrative and offering expenses waived in the statements of operations.

At March 31, 2012 and December 31, 2011, $51,396 and $51,851, respectively, were payable to the General Partner for administrative expenses incurred on behalf of the Fund and not waived by the General Partner. Such amounts are presented as administrative expenses payable – General Partner in the statements of financial condition.

The Fund reimburses the General Partner for actual ongoing offering expenses, up to 1/12th of 0.75% of the Fund’s month-end net asset value pro rata for each Series of Units except for the General Partner and Series C Units, payable monthly in arrears. Actual ongoing offering expenses in excess of this limitation are absorbed by the General Partner. For the three months ended March 31, 2012 and 2011, actual offering expenses were $125,973 and $123,382, respectively. Such amounts are presented as offering expenses in the statements of operations.

During the three months ended March 31, 2012 and 2011, the General Partner absorbed offering expenses in excess of the 0.75% limitation of $2,802 and $16,780, respectively. Such amounts are included in administrative and offering expenses waived in the statements of operations. At March 31, 2012 and December 31, 2011, $40,101 and $40,449, respectively, were payable to the General Partner for offering expenses incurred on behalf of the Fund and not waived by the General Partner. Such amounts are presented as offering expenses payable – General Partner in the statements of financial condition.

7.	Administrative and Offering Expenses

The Fund reimburses the General Partner for actual monthly administrative expenses paid to various third-party service providers, including the General Partner, up to 1/12th of 0.95% of the Fund’s month-end net asset value, payable in arrears. Actual administrative expenses may vary; however, such administrative expenses will not exceed 0.95% of the Fund’s month-end net asset value per annum. The administrative expenses include legal, accounting, clerical and other back office related expenses related to the administration of the Fund and all other associated costs incurred by the Fund. For the years ended December 31, 2011 and 2010, actual administrative expenses were $848,371 and $554,397, respectively. Such amounts are presented as administrative expenses in the statements of operations.

During the years ended December 31, 2011 and 2010, the General Partner absorbed administrative expenses in excess of the 0.95% limitation of $256,532 and $154,059, respectively. Such amounts are included in administrative and offering expenses waived in the statements of operations.

At December 31, 2011 and 2010, $51,851 and $42,727, respectively, were payable to the General Partner for administrative expenses incurred on behalf of the Fund and not waived by the General Partner. Such amounts are presented as administrative expenses payable – General Partner in the statements of financial condition.

The Fund reimburses the General Partner for actual ongoing offering expenses, up to 1/12th of 0.75% of the Fund’s month-end net asset value pro rata for each Series of Units except for the General Partner and Series C Units, payable monthly in arrears. Actual ongoing offering expenses in excess of this limitation are absorbed by the General Partner. For the years ended December 31, 2011 and 2010, actual offering expenses were $782,473 and $403,926, respectively. Such amounts are presented as offering expenses in the statements of operations.

During the years ended December 31, 2011 and 2010, the General Partner absorbed offering expenses in excess of the 0.75% limitation of $320,233 and $91,475, respectively. Such amounts are included in administrative and offering expenses waived in the statements of operations. At December 31, 2011 and 2010, $40,449 and $33,639, respectively, were payable to the General Partner for offering expenses incurred on behalf of the Fund and not waived by the General Partner. Such amounts are presented as offering expenses payable – General Partner in the statements of financial condition.